Summary of Significant Accounting Policies - Additional Information (Details 1) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations, amount	¥ 188,357
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations, amount	¥ 129,473
Remaining performance obligations, revenue recognition period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations, amount	¥ 44,596
Remaining performance obligations, revenue recognition period	24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations, amount	¥ 14,288
Remaining performance obligations, revenue recognition period